Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		136 Months Ended	145 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Related Party Transaction Due From To Related Party [Line Items]
Dividend to preferred stock					$ 222,000	$ 430,000
Reversal of dividend accreted				93,000	93,000		93,000	93,000
Accrued dividend paid			0
Rent expense related to facility lease arrangement	39,000	29,000	118,000	86,000	113,000	106,000
Dividend accrued	16,000		16,000		5,000	108,000	5,000	16,000
Series D Preferred Stock [Member]
Related Party Transaction Due From To Related Party [Line Items]
Dividend to preferred stock			0	0	0	108,000
Dividend accrued					0		0
Series G Preferred Stock [Member]
Related Party Transaction Due From To Related Party [Line Items]
Dividend to preferred stock			0	0
Reversal of dividend accreted					93,000
Dividend accrued						$ 108,000